Income Tax (Deferred Income Tax Assets and Liabilities) (detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 3,807,000	$ 4,021,000
Inventory valuation	0	2,348,000
Employee benefits	3,174,000	3,009,000
Insurance	881,000	816,000
Otrher comprehensive loss	18,154,000	20,335,000
Interest	21,000	46,000
Defined benefit plan		1,372,000
Prepaid revenue	571,000	701,000
Other deferred	2,804,000	1,364,000
Severance	3,000	256,000
Total	29,415,000	34,268,000
Property basis and depreciation difference	9,330,000	9,129,000
481 (a) adjustment	880,000	1,281,000
Income from Equity Investment	69,000	245,000
Inventory valuation	1,247,000
Intangibles	235,000
Pension	2,896,000
Total	14,657,000	10,655,000
Valuation allowance - non-current	1,861,000	1,787,000
Net deferred income tax asset	$ 12,897,000	$ 21,826,000